Mezzanine Equity (Details) - Series A cumulative redeemable perpetual preferred stock $ in Thousands	1 Months Ended
	Feb. 28, 2021 JPY (¥)	Feb. 28, 2021 USD ($)	Jun. 30, 2018 JPY (¥)	Dec. 31, 2023 shares
Temporary Equity [Line Items]
Mezzanine equity shares issued (in shares) | shares				100
Mezzanine equity			¥ 1,854,900,000
Preferred stock, dividend rate			2.95%
Repurchase of preferred stock	¥ 1,854,900,000	$ 17,707
Accumulated dividend not paid	¥ 8,395,328
Mezzanine dividends | $		$ 79